Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

11. RELATED PARTY BALANCES AND TRANSACTIONS

The following is a list of a director and related parties to which the Group has transactions with:

(a)	Ian Huen, the Chief Executive Officer and Executive Director of the Group;
(b)	Darren Lui, the President and an Executive Director of the Group;
(c)	Clark Cheng, the Executive Director of the Group;
(d)	AENEAS CAPITAL LIMITED, an entity controlled by Ian Huen;
(e)	Aeneas Group Limited, an entity controlled by Ian Huen;
(f)	Aeneas Management Limited, an entity controlled by Ian Huen;
(g)	Aenco Limited, an entity controlled by Ian Huen;
(h)	Aeneas Technology (Hong Kong) Ltd, an entity controlled by Ian Huen;
(i)	Jurchen Investment Corporation, the holding company and an entity controlled by Ian Huen;
(j)	CGY Investment Limited, an entity jointly controlled by Darren Lui;
(k)	ACC Medical Limited, an entity controlled by Clark Cheng;
(l)	Sabrina Khan, the Chief Financial Officer of the Group;
(m)	SMTPH Limited, an entity controlled by Ian Huen

Amounts due from related parties

Amounts due from related parties consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Current	(Unaudited)
Aeneas Management Limited	$1,923	$-
SMTPH Limited	111,935	-
Total	$113,858	$-

Amounts due to related parties

Amounts due to related parties consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Current	(Unaudited)
Aeneas Group Limited	$133,736	$123,922
Jurchen Investment Corporation	-	19,454
Ian Huen	-	2,110
Darren Lui	14	-
Sabrina Khan	11	39
Clark Cheng	-	401
Total	$133,761	$145,926

Non-current
Aeneas Group Limited (Note a)	$1,098,492	$1,507,285
Jurchen Investment Corporation (Note a)	-	500,000
Total	$1,098,492	$2,007,285

Related party transactions

Related party transactions consisted of the following for the six months ended June 30, 2021 and 2020:

	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Loan from related parties (Note a)
- Aeneas Group Limited	$1,000,000	$500,000
- Jurchen Investment Corporation	$2,500,000	$-

Repayment of loan and loan interest (Note a)
- Aeneas Group Limited	$1,448,526	$1,979,782
- Jurchen Investment Corporation	$3,085,097	$2,549,996

Interest expenses (Note a)
- Aeneas Group Limited	$60,773	$89,404
- Jurchen Investment Corporation	$65,644	$51,475

Consultant, management and administrative fees (Note b)
- CGY Investments Limited	$80,000	$76,129
- ACC Medical Limited	$79,402	$-
- Aeneas Management Limited	$-	$231,795
- Aenco Limited	$-	$476,923
- Aeneas Technology (Hong Kong) Limited	$-	$247,118

Rental expense (Note c)
- Jurchen Investment Corporation	$-	$96,300

Note a: On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15 million in line of credit debt financing. The line of credit will mature on August 12, 2022 and the interest on the outstanding principal indebtedness will be at the rate of 8% per annum. The Group may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty.

Note b: CGY Investment Limited provided certain consultancy, advisory and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is entitled to receive HK $104,000 (approximately $13,333) per calendar month. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.

ACC Medical Limited provided certain consultancy, advisory, and management services to the Group on clinic operations and other related projects for clinics’ business development. ACC Medical Limited is entitled to receive HK $101,542 (approximately $13,018) per calendar month. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.

Aenco Limited provided certain information technology services to the Group. Aenco Limited was initially entitled to receive a fixed amount of services fees of HKD 540,000 (approximately $69,231) per calendar month with the expiry date on December 31, 2020. The agreement was replaced by another agreement on April 1, 2020. Pursuant to the replaced agreement, Aenco Limited is entitled to receive a fixed amount of services fee of HKD 700,000 (approximately $89,744) per calendar month. On September 30, 2020, the replaced agreement was terminated as mutually agreed.

Aeneas Technology (Hong Kong) Limited provided research to the Group to assist the Group in computerized drug screening process of Smart-ACTTM platform. Aeneas Technology (Hong Kong) Limited is entitled to receive a fixed amount of research fees of HKD 963,760 (approximately $123,559) per calendar month with the expiry date on October 30, 2021. On September 30, 2020, the agreement was terminated as mutually agreed.

Aeneas Management Limited provided certain documentation and administrative services to the Group. Aeneas Management Limited was initially entitled to receive a fixed amount of services fees of HKD 452,000 (approximately $57,949) per calendar month with the expiry date on December 31, 2020. On April 30, 2020, the agreement was terminated as mutually agreed.

Note c: Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HKD130,000 (approximately $16,667) per calendar month. In May 2020, Jurchen Investment Corporation and the Group mutually agreed to early terminate the rental agreement and returned the office on May 31, 2020.

Note d: On January 2, 2020, Aptorum Medical Limited further issued 115 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 94% to 93%. On January 2, 2021, Aptorum Medical Limited issued 117 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 93% to 92%.

Note e: On May 27, 2021, Aptorum Therapeutics Limited, which is a wholly owned subsidiary of Aptorum Group Limited, entered a Share Sale Agreement to sell all of the shares of SMPTH Limited to Aeneas Group Limited at the consideration $1. The sale of SMPTH Limited was a common control transaction and resulted in $303,419 increase in additional paid-in capital in the condensed consolidated statement of changes in equity.